HIGHLAND FUNDS I

Highland/iBoxx Senior Loan ETF

(the “Fund”)

Supplement dated January 26, 2018 to the Summary Prospectus and Prospectus for the Fund, dated October 31, 2017, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective immediately, Jon Poglitsch, Sanjay Gulati and Taylor Ridgely have been added as portfolio managers for the Fund.

Portfolio Management

Effective immediately, the sub-section entitled “Portfolio Management” within the summary section of the Prospectus for Highland/iBoxx Senior Loan ETF is hereby deleted in its entirety and replaced with the following:

Highland Capital Management Fund Advisors, L.P. serves as the investment adviser to the Fund.

The primary individual portfolio managers for the Fund are:

Portfolio Managers	Portfolio Manager Experience in this Fund	Title with Adviser
Mark Okada	Less than 1 year	Co-Founder and Co-Chief Investment Officer
Allan Smallwood	Less than 1 year	Credit Product Strategist
Jon Poglitsch	Less than 1 year	Head of Credit Research
Sanjay Gulati	Less than 1 year	Structured Credit Trader
Taylor Ridgely	Less than 1 year	Product Strategist

Portfolio Manager Biographies

Effective immediately, the section entitled “Portfolio Manager” beginning on page 25 in the Prospectus is hereby deleted in its entirety and replaced with the following:

The portfolio of the Fund is managed by Mark Okada, Allan Smallwood, Jon Poglitsch, Sanjay Gulati and Taylor Ridgely. Mr. Okada and Mr. Smallwood have managed the Fund since June 2017 and Jon Poglitsch, Sanjay Gulati and Taylor Ridgely have managed the Fund since January 2018.

Mr. Okada is the Co-Founder and Co-Chief Investment Officer of Highland Capital Management, L.P. (“Highland”) and is a Portfolio Manager at HCMFA. Mr. Okada co-founded Highland and has served as Chief Investment Officer of Highland since 1993. He is a pioneer in the development of the bank loan market and has over 25 years of credit experience. Mr. Okada is responsible for structuring one of the industry’s first arbitrage CLOs. He received a BA in Economics and a BA in Psychology, cum laude, from the University of California, Los Angeles. He has earned the right to use the Chartered Financial Analyst designation.

Mr. Smallwood is a Credit Product Strategist at Highland. Prior to joining Highland, he was a Senior Strategist with LPL Financial where he was involved in all aspects of market and investment strategy for the firm’s centrally managed investment platforms. Prior to LPL Financial, Mr. Smallwood held positions with PIMCO as a Client Portfolio Manager and at Bank of America Merrill Lynch as a Portfolio Manager for the bank’s actively managed corporate loan portfolio. He received a BS in Business Administration from Miami University and an MBA from the Fuqua School of Business at Duke University. He has earned the right to use the Chartered Financial Analyst designation.

Jon Poglitsch is Head of Credit at Highland. Prior to his current position, Mr. Poglitsch served as a Managing Director at Highland, where he spent a substantial amount of time covering the Energy, Competitive Power, Utilities, and Transportation industries. In his previous role at Highland, he served as a Senior Portfolio Analyst on both the Institutional and Retail fund research teams. Prior to joining Highland in 2007, Mr. Poglitsch was a consultant for Muse Stancil and Co. (“Muse”), where he provided mergers and acquisition, valuation, and strategic advisory services to a variety of clients in the midstream and downstream energy sectors, including integrated oil, independent refinery, pipeline, power, and renewable fuel companies. Prior to Muse, Mr. Poglitsch was a senior financial analyst for American Airlines. He received an MBA with a concentration in Finance from the University of Texas at Austin and a BS in Chemical Engineering from the University of Oklahoma. Mr. Poglitsch has earned the right to use the Chartered Financial Analyst designation.

Sanjay Gulati is a Structured Credit Trader at Highland. He was previously a Trading and Structured Products Analyst responsible for supporting transactions and optimizing performance in Highland’s collateralized loan obligation structures. Prior to joining Highland in April 2013, Mr. Gulati served as an Investment Banking Analyst at MHT Partners where he focused on middle-market M&A transactions and capital raises across a variety of industries and verticals. He received a BBA in Business Honors/Finance and a BA in Asian Languages and Cultures from the University of Texas at Austin.

Taylor Ridgely is a Product Strategist, Liquid Alternatives at HCMFA. Prior to his current role, he was a Product Strategy Associate, Liquid Alternatives at HCMFA. Prior to this role, he was a Regional Sales Consultant for Highland Capital Funds Distributor, Inc. (“HCFD”). Prior to joining HCFD in June 2013, Mr. Ridgely worked at SecondMarket, the leading marketplace for alternative investments, as a Private Company Market Associate in San Francisco, California. During his two years at SecondMarket, he assisted private technology companies in facilitating private liquidity programs that permitted company shareholders to sell stock to company-approved investors in a company-controlled process. Mr. Ridgely received his BA in Accounting from Furman University in 2011. He also holds his series 7 & 63 licenses.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE.

HFI-ETF-SUPP1-01/18

HIGHLAND FUNDS I

Highland/iBoxx Senior Loan ETF

(the “Fund”)

Supplement dated January 26, 2018 to the Statement of Additional Information (“SAI”) for the Fund, dated October 31, 2017, as supplemented and amended from time to time.

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective immediately, Jon Poglitsch, Sanjay Gulati and Taylor Ridgely have been added as portfolio managers for the Fund.

Information Regarding Portfolio Managers

Effective immediately, the first paragraph under the section entitled “INFORMATION REGARDING PORTFOLIO MANAGER” beginning on page 35 is deleted in its entirety and replaced with the following:

The portfolio managers of Highland/iBoxx Senior Loan ETF are Mark Okada, Allan Smallwood, Jon Poglitsch, Sanjay Gulati and Taylor Ridgely. The following table provides information about funds and accounts, other than the Fund, for which the portfolio managers are primarily responsible for the day-to-day portfolio management.

Effectively immediately, the following information supplements the table beginning on page 35 in the section entitled “INFORMATION REGARDING PORTFOLIO MANAGERS”:

As of December 31, 2017, Jon Poglitsch managed the following other client accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	2	$1,111.31	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	1	$393.35	0	$0

As of December 31, 2017, Sanjay Gulati managed the following other client accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

As of December 31, 2017, Taylor Ridgely managed the following other client accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

Ownership of Securities

Effective immediately, the first paragraph under the section entitled “Ownership of Securities” on page 39 is deleted in its entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by the portfolio managers. Unless otherwise indicated, this information is provided as of June 30, 2017.

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager
Mark Okada	Highland/iBoxx Senior Loan ETF	$100,001-$500,000
Allan Smallwood	Highland/iBoxx Senior Loan ETF	$10,001-$50,000
Jon Poglitsch	Highland/iBoxx Senior Loan ETF	$1-$10,000[1]
Sanjay Gulati	Highland/iBoxx Senior Loan ETF	$1-$10,000[1]
Taylor Ridgely	Highland/iBoxx Senior Loan ETF	$1-$10,000[1]

[1]	As of January 26, 2018.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE

REFERENCE

HFI-ETF-SUPP1-0118